Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net loss for the period	$ (2,122,592)	$ (3,718,609)	$ (3,604,564)	$ (6,478,967)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation				31,043
Depreciation	33,028	53,271	66,057	65,565
Loss (gain) on marketable equity securities	(46,896)	86,439	(2,170)	100,565
Deferred tax	(112,832)		(710,190)
Changes in non-cash working capital:
Decrease in income tax receivable			3,204,812
Net decrease (increase) in prepaid expense and other	(733,113)	(1,082,546)	(322,127)	70,763
Net increase in payables and accrued expenses	50,679	1,700,363	331,647	2,069,506
Net cash used in operating activities	(2,931,726)	(2,961,082)	(1,036,535)	(4,141,525)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment		(2,235)		(3,485)
Net cash used in investing activities		(2,235)		(3,485)
Cash Flows from Financing Activities:
Return of capital		(75,540,237)		(75,540,237)
Net cash used in financing activities		(75,540,237)		(75,540,237)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(2,931,726)	(78,503,554)	(1,036,535)	(79,685,247)
Cash and cash equivalents - beginning of period	63,717,328	146,464,660	61,822,137	147,646,353
Cash and cash equivalents - end of period	$ 60,785,602	$ 67,961,106	$ 60,785,602	$ 67,961,106